Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, ¥ in Thousands	Feb. 03, 2025 USD ($)	Jan. 28, 2025 USD ($) $ / shares shares	Mar. 27, 2025 USD ($)	Mar. 27, 2025 CNY (¥)	Feb. 07, 2025 USD ($)
Subsequent Events [Line Items]
Net proceeds	$ 3,052,000,000
Cash consideration			$ 1,100,000	¥ 7,910
Bondly Enterprise Limited [Member]
Subsequent Events [Line Items]
Equity interest					40.00%
Purchase price					$ 5,330,000,000
Xiamen City Legend Education Services Company Limited [Member]
Subsequent Events [Line Items]
Equity interest			100.00%	100.00%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate shares (in Shares) | shares		42,500,000
Ordinary shares, per value (in Dollars per share) | $ / shares		$ 0.00004
Price per share (in Dollars per share) | $ / shares		$ 0.08
Aggregate purchase price		$ 3,400,000,000